Property, Plant, and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment, Net
Total property and equipment	$ 1,391				$ 751
Less accumulated depreciation	(740)				(431)
Total	651	$ 603	$ 485	$ 387	320
Office equipment
Property, Plant and Equipment, Net
Total property and equipment	1,356				715
Furniture and fixtures
Property, Plant and Equipment, Net
Total property and equipment	$ 35				$ 36